Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

Note 13:- RELATED PARTies TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $6,990, $3,678 and $3,598, in aggregate for the years ended December 31, 2022, 2023 and 2024, respectively and acquired services amounting to approximately $3,088, $3,371 and $5,380 for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, the Company had trade and other receivables balances due from its related parties in amount of approximately $5,494 and $5,494, respectively. In addition, as of December 31, 2023 and 2024, the Company had trade payables balances due from its related parties in amount of approximately $322 and $2,567, respectively.